UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1.    SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS
VARIABLE INCOME TRUST

LEGG MASON PARTNERS VARIABLE
HIGH INCOME PORTFOLIO
FORM N-Q
JANUARY 31, 2009

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited)
January 31, 2009

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 90.4%
CONSUMER DISCRETIONARY — 14.9%
Auto Components — 0.4%
$320,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$145,600
160,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	61,600
	Visteon Corp., Senior Notes:
1,147,000	8.250% due 8/1/10	212,195
983,000	12.250% due 12/31/16 (a)	113,045

	Total Auto Components	532,440

Automobiles — 0.6%
	General Motors Corp.:
2,015,000	Notes, 7.200% due 1/15/11	418,113
2,015,000	Senior Debentures, 8.375% due 7/15/33	292,175

	Total Automobiles	710,288

Diversified Consumer Services — 0.9%
	Education Management LLC/Education Management Finance Corp.:
190,000	Senior Notes, 8.750% due 6/1/14	162,925
900,000	Senior Subordinated Notes, 10.250% due 6/1/16	751,500
	Service Corp. International, Senior Notes:
25,000	7.625% due 10/1/18	23,125
280,000	7.500% due 4/1/27	200,200

	Total Diversified Consumer Services	1,137,750

Hotels, Restaurants & Leisure — 3.3%
340,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	220,150
845,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)(d)	4,647
1,400,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	553,000
110,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	80,850
585,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	476,775
600,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	321,000
420,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	323,400
650,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	351,000
1,345,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	275,725
260,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	94,900
685,000	MGM MIRAGE Inc., Notes, 6.750% due 9/1/12	407,575
110,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	59,400
640,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	336,000
350,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(e)	204,750
	Station Casinos Inc., Senior Notes:
495,000	6.000% due 4/1/12	96,525
1,005,000	7.750% due 8/15/16	195,975
275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	215,875

	Total Hotels, Restaurants & Leisure	4,217,547

Household Durables — 1.8%
105,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	61,425
720,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	595,800
1,225,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,084,125
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

Household Durables — 1.8% (continued)
$630,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	$488,250

	Total Household Durables	2,229,600

Internet & Catalog Retail — 0.2%
65,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	51,675
435,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	263,175

	Total Internet & Catalog Retail	314,850

Media — 5.5%
	Affinion Group Inc.:
140,000	Senior Notes, 10.125% due 10/15/13	109,900
1,675,000	Senior Subordinated Notes, 11.500% due 10/15/15	1,097,125
	CCH I LLC/CCH I Capital Corp.:
160,000	Senior Notes, 11.000% due 10/1/15 (d)	25,600
1,218,000	Senior Secured Notes, 11.000% due 10/1/15 (d)	219,240
1,300,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (d)	682,500
	Cengage Learning Acquisitions Inc.:
670,000	Senior Notes, 10.500% due 1/15/15 (a)	338,350
860,000	Senior Subordinated Notes, step bond to yield 11.202% due 7/15/15 (a)	285,950
250,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (d)(f)	5,000
275,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (d)	6,531
1,310,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(d)	1,139,700
	CSC Holdings Inc., Senior Notes:
360,000	8.125% due 7/15/09	362,700
60,000	7.625% due 4/1/11	60,000
740,000	6.750% due 4/15/12	715,950
1,091,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	319,117
290,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	292,900
	EchoStar DBS Corp., Senior Notes:
390,000	6.625% due 10/1/14	355,875
330,000	7.750% due 5/31/15	310,200
1,650,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	59,813
500,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	47,500
180,000	R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	54,000
495,000	Sun Media Corp., 7.625% due 2/15/13	403,425
210,000	Univision Communications Inc., Senior Notes, 7.850% due 7/15/11	142,800

	Total Media	7,034,176

Multiline Retail — 1.3%
	Dollar General Corp.:
380,000	Senior Notes, 10.625% due 7/15/15	380,000
620,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	573,500
	Neiman Marcus Group Inc.:
1,350,000	Senior Notes, 9.000% due 10/15/15 (b)	607,500
305,000	Senior Secured Notes, 7.125% due 6/1/28	141,825

	Total Multiline Retail	1,702,825

Specialty Retail — 0.5%
165,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	146,025
745,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	379,950
185,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	172,975

	Total Specialty Retail	698,950

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

Textiles, Apparel & Luxury Goods — 0.4%
$600,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	$453,000

	TOTAL CONSUMER DISCRETIONARY	19,031,426

CONSUMER STAPLES — 2.9%
Beverages — 0.8%
1,000,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	1,000,000

Food Products — 0.8%
	Dole Food Co. Inc., Senior Notes:
40,000	8.625% due 5/1/09	37,900
1,200,000	7.250% due 6/15/10	1,020,000

	Total Food Products	1,057,900

Household Products — 0.4%
20,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	16,100
555,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	491,175

	Total Household Products	507,275

Tobacco — 0.9%
	Alliance One International Inc., Senior Notes:
490,000	8.500% due 5/15/12	389,550
275,000	11.000% due 5/15/12	240,625
420,000	Altria Group Inc., Senior Notes, 9.700% due 11/10/18	460,347

	Total Tobacco	1,090,522

	TOTAL CONSUMER STAPLES	3,655,697

ENERGY — 14.8%
Energy Equipment & Services — 1.7%
995,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,068,056
250,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	176,250
240,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	188,400
480,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	348,000
320,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	308,800
130,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	118,300

	Total Energy Equipment & Services	2,207,806

Oil, Gas & Consumable Fuels — 13.1%
750,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	498,750
1,530,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,116,900
	Chesapeake Energy Corp., Senior Notes:
200,000	9.500% due 2/15/15	197,000
2,325,000	6.375% due 6/15/15	1,976,250
295,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	216,088
1,461,545	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.094% due 4/15/10 (a)(b)(e)	811,157
	El Paso Corp., Medium-Term Notes:
1,500,000	8.050% due 10/15/30	1,188,750
1,546,000	7.800% due 8/1/31	1,205,880
	Enterprise Products Operating LP:
660,000	Junior Subordinated Notes, 8.375% due 8/1/66 (e)	416,295
175,000	Subordinated Notes, 7.034% due 1/15/68 (e)	98,134
1,370,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,157,650
1,055,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	791,250
	Mariner Energy Inc., Senior Notes:
495,000	7.500% due 4/15/13	373,725
230,000	8.000% due 5/15/17	148,350
	OPTI Canada Inc., Senior Secured Notes:
220,000	7.875% due 12/15/14	99,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 13.1% (continued)
$140,000	8.250% due 12/15/14	$65,100
600,000	Parallel Petroleum Corp., 10.250% due 8/1/14	387,000
	Petrohawk Energy Corp., Senior Notes:
490,000	9.125% due 7/15/13	453,250
160,000	7.875% due 6/1/15 (a)	134,800
	Petroplus Finance Ltd., Senior Notes:
310,000	6.750% due 5/1/14 (a)	232,500
240,000	7.000% due 5/1/17 (a)	175,200
510,000	Quicksilver Resources Inc., 8.250% due 8/1/15	413,100
2,000,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	1,350,000
1,485,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	59,400
440,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	418,000
1,450,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	790,250
160,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	116,000
720,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	649,800
100,000	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16 (a)	99,750
625,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	65,625
640,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	444,800
610,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	491,050

	Total Oil, Gas & Consumable Fuels	16,640,804

	TOTAL ENERGY	18,848,610

FINANCIALS — 11.8%
Commercial Banks — 0.6%
250,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	163,750
	TuranAlem Finance BV, Bonds:
470,000	8.250% due 1/22/37 (a)	204,450
340,000	8.250% due 1/22/37 (a)	139,254
320,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/44 (e)	301,072

	Total Commercial Banks	808,526

Consumer Finance — 5.6%
	Ford Motor Credit Co., Senior Notes:
542,000	7.246% due 6/15/11 (e)	374,657
500,000	4.010% due 1/13/12 (e)	310,625
4,980,000	12.000% due 5/15/15	3,687,302
	GMAC LLC:
488,000	7.500% due 12/31/13 (a)	288,144
93,000	8.000% due 12/31/18 (a)	36,768
2,139,000	8.000% due 11/1/31 (a)	1,283,558
1,265,000	SLM Corp., Senior Notes, 1.319% due 7/26/10 (e)	1,116,922

	Total Consumer Finance	7,097,976

Diversified Financial Services — 3.8%
450,000	Capmark Financial Group Inc., 5.875% due 5/10/12	170,945
650,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)(d)	276,250
370,000	Citigroup Inc., Junior Subordinated Notes, Preferred Securities, 8.400% due 4/30/18 (e)(g)	135,598
490,000	Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15 (a)	494,900
800,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e)(g)	609,507
	Leucadia National Corp., Senior Notes:
560,000	8.125% due 9/15/15	456,400
550,000	7.125% due 3/15/17	407,000
555,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	324,675
	TNK-BP Finance SA:
767,000	7.875% due 3/13/18 (a)	475,540
	Senior Notes:
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

Diversified Financial Services — 3.8% (continued)
$170,000	7.500% due 7/18/16 (a)	$107,950
374,000	7.875% due 3/13/18 (a)	230,010
150,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 11.825% due 10/1/15	127,500
1,135,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,015,825

	Total Diversified Financial Services	4,832,100

Insurance — 0.3%
1,240,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(e)	460,805

Real Estate Investment Trusts (REITs) — 0.6%
40,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	16,200
625,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	543,750
205,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	172,200

	Total Real Estate Investment Trusts (REITs)	732,150

Real Estate Management & Development — 0.3%
560,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (c)(d)	86,800
	Realogy Corp.:
990,000	10.500% due 4/15/14	227,700
82,275	11.000% due 4/15/14 (b)	11,107
905,000	Senior Subordinated Notes, 12.375% due 4/15/15	108,600

	Total Real Estate Management & Development	434,207

Thrifts & Mortgage Finance — 0.6%
1,075,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27 (f)	741,750

	TOTAL FINANCIALS	15,107,514

HEALTH CARE — 8.1%
Health Care Equipment & Supplies — 1.6%
1,200,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	1,338,000
830,000	Biomet Inc., Senior Notes, 10.375% due 10/15/17 (b)	742,850

	Total Health Care Equipment & Supplies	2,080,850

Health Care Providers & Services — 6.5%
190,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	183,825
1,290,000	CRC Health Corp., 10.750% due 2/1/16	767,550
	DaVita Inc.:
450,000	Senior Notes, 6.625% due 3/15/13	437,625
385,000	Senior Subordinated Notes, 7.250% due 3/15/15	373,450
	HCA Inc.:
370,000	Notes, 6.375% due 1/15/15	260,850
	Senior Secured Notes:
400,000	9.125% due 11/15/14	385,000
2,155,000	9.625% due 11/15/16 (b)	1,815,587
875,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	774,375
	Tenet Healthcare Corp., Senior Notes:
650,000	7.375% due 2/1/13	529,750
1,860,000	9.875% due 7/1/14	1,506,600
	Universal Hospital Services Inc., Senior Secured Notes:
260,000	5.943% due 6/1/15 (e)	175,500
245,000	8.500% due 6/1/15 (b)	208,250
1,674,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(e)	845,370

	Total Health Care Providers & Services	8,263,732

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

Pharmaceuticals — 0.0%
$2,085,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	$10,425

	TOTAL HEALTH CARE	10,355,007

INDUSTRIALS — 12.2%
Aerospace & Defense — 1.0%
245,000	BE Aerospace Inc., 8.500% due 7/1/18	230,912
1,880,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	479,400
645,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	593,400

	Total Aerospace & Defense	1,303,712

Airlines — 2.7%
1,400,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	882,000
1,000,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	355,000
508,236	Delta Air Lines Inc., 8.954% due 8/10/14	284,612
	United Airlines Inc., Pass-Through Certificates:
365,000	6.831% due 9/1/08	335,800
888,598	7.811% due 10/1/09	875,269
437,290	8.030% due 7/1/11	437,290
160,000	6.932% due 9/1/11	192,000

	Total Airlines	3,361,971

Building Products — 1.2%
	Associated Materials Inc.:
1,100,000	Senior Discount Notes, step bond to yield 13.622% due 3/1/14	500,500
745,000	Senior Subordinated Notes, 9.750% due 4/15/12	666,775
150,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	87,750
1,860,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.326% due 3/1/14	223,200

	Total Building Products	1,478,225

Commercial Services & Supplies — 3.1%
	DynCorp International LLC/DIV Capital Corp.:
300,000	9.500% due 2/15/13 (a)	263,250
1,970,000	Senior Subordinated Notes, 9.500% due 2/15/13	1,713,900
900,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	859,500
540,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	344,250
	US Investigations Services Inc.:
840,000	11.750% due 5/1/16 (a)	575,400
250,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	196,250

	Total Commercial Services & Supplies	3,952,550

Construction & Engineering — 0.2%
300,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	290,250

Electrical Equipment — 0.1%
140,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	63,700

Industrial Conglomerates — 0.2%
	Sequa Corp., Senior Notes:
370,000	11.750% due 12/1/15 (a)	149,850
395,396	13.500% due 12/1/15 (a)(b)	140,366

	Total Industrial Conglomerates	290,216

Machinery — 0.2%
360,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	252,000

Road & Rail — 2.3%
2,085,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	1,097,231
	Kansas City Southern de Mexico, Senior Notes:
1,325,000	9.375% due 5/1/12	1,268,688
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

Road & Rail — 2.3% (continued)
$450,000	7.625% due 12/1/13	$380,250
145,000	7.375% due 6/1/14	125,425
100,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	104,000

	Total Road & Rail	2,975,594

Trading Companies & Distributors — 1.1%
465,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	281,325
335,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	206,025
600,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	360,000
1,145,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	578,225

	Total Trading Companies & Distributors	1,425,575

Transportation Infrastructure — 0.1%
	Swift Transportation Co., Senior Secured Notes:
230,000	9.899% due 5/15/15 (a)(e)	19,550
1,270,000	12.500% due 5/15/17 (a)	120,650

	Total Transportation Infrastructure	140,200

	TOTAL INDUSTRIALS	15,533,993

INFORMATION TECHNOLOGY — 1.0%
Electronic Equipment, Instruments & Components — 0.1%
170,000	NXP BV/NXP Funding LLC, Senior Secured Notes, 3.844% due 10/15/13 (e)	41,438

IT Services — 0.5%
540,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	274,050
660,000	First Data Corp., Senior Notes, 9.875% due 9/24/15	372,900
40,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	27,400

	Total IT Services	674,350

Semiconductors & Semiconductor Equipment — 0.1%
	Freescale Semiconductor Inc., Senior Notes:
515,000	8.875% due 12/15/14	115,875
140,000	9.125% due 12/15/14 (b)	19,250

	Total Semiconductors & Semiconductor Equipment	135,125

Software — 0.3%
795,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	417,375

	TOTAL INFORMATION TECHNOLOGY	1,268,288

MATERIALS — 6.2%
Chemicals — 0.8%
1,510,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	52,850
130,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	68,250
760,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (f)	716,020
1,340,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	221,100
60,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	32,100

	Total Chemicals	1,090,320

Containers & Packaging — 0.5%
100,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	38,500
235,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	172,725
600,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
585,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	394,875

	Total Containers & Packaging	606,100

Metals & Mining — 2.8%
880,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	731,410
100,000	Metals USA Holdings Corp., 7.435% due 7/1/12 (b)(e)	27,000
1,020,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	688,500
1,930,000	Noranda Aluminium Holding Corp., Senior Notes, 8.345% due 11/15/14 (b)(d)(e)	299,150
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

Metals & Mining — 2.8% (continued)
$1,110,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	$627,150
1,825,000	Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15 (a)	1,149,750

	Total Metals & Mining	3,522,960

Paper & Forest Products — 2.1%
	Abitibi-Consolidated Co. of Canada:
948,000	15.500% due 7/15/10 (a)	270,180
1,730,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	1,254,250
1,980,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	450,450
	NewPage Corp.:
1,620,000	Senior Secured Notes, 9.443% due 5/1/12 (e)	558,900
120,000	Senior Subordinated Notes, 12.000% due 5/1/13	29,400
233,904	Newpage Holding Corp., 10.265% due 11/1/13 (b)(e)	77,773
290,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	82,650

	Total Paper & Forest Products	2,723,603

	TOTAL MATERIALS	7,942,983

TELECOMMUNICATION SERVICES — 10.1%
Diversified Telecommunication Services — 6.6%
180,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	129,600
65,000	Frontier Communications Corp., Debentures, 7.050% due 10/1/46	36,400
695,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(d)(f)	0
420,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	4,200
50,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	48,063
1,290,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	1,212,600
770,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 12.038% due 2/1/15 (a)	619,850
	Intelsat Jackson Holdings Ltd., Senior Notes:
375,000	9.500% due 6/15/16 (a)	350,625
490,000	11.500% due 6/15/16 (a)	458,150
110,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	103,675
	Level 3 Financing Inc., Senior Notes:
275,000	12.250% due 3/15/13	210,375
645,000	9.250% due 11/1/14	470,850
775,000	6.845% due 2/15/15 (e)	403,000
1,650,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,344,750
525,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	451,500
770,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	650,650
1,310,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	1,172,450
800,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	792,000

	Total Diversified Telecommunication Services	8,458,738

Wireless Telecommunication Services — 3.5%
180,000	iPCS Inc., Senior Secured Notes, 5.318% due 5/1/13 (e)	128,700
700,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	645,750
	Sprint Capital Corp., Senior Notes:
1,370,000	7.625% due 1/30/11	1,141,014
1,025,000	8.375% due 3/15/12	820,523
845,000	6.875% due 11/15/28	480,480
850,000	8.750% due 3/15/32	525,795
1,810,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	714,950

	Total Wireless Telecommunication Services	4,457,212

	TOTAL TELECOMMUNICATION SERVICES	12,915,950

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

UTILITIES — 8.4%
Gas Utilities — 1.0%
$1,400,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$1,298,500

Independent Power Producers & Energy Traders — 7.4%
	AES Corp.:
400,000	Secured Notes, 8.750% due 5/15/13 (a)	403,000
	Senior Notes:
1,205,000	8.000% due 10/15/17	1,138,725
200,000	8.000% due 6/1/20 (a)	183,000
	Dynegy Holdings Inc.:
1,060,000	Senior Debentures, 7.625% due 10/15/26	598,900
270,000	Senior Notes, 7.500% due 6/1/15	216,000
140,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	118,300
	Edison Mission Energy, Senior Notes:
880,000	7.750% due 6/15/16	849,200
300,000	7.200% due 5/15/19	273,750
450,000	7.625% due 5/15/27	367,875
5,520,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	3,229,200
428,690	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	397,610
610,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	591,700
	NRG Energy Inc., Senior Notes:
525,000	7.250% due 2/1/14	502,687
525,000	7.375% due 2/1/16	501,375

	Total Independent Power Producers & Energy Traders	9,371,322

	TOTAL UTILITIES	10,669,822

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $177,672,194)	115,329,290

ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
1,402,534	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(f) (Cost — $1,559,726)	0

CONVERTIBLE BONDS & NOTES — 0.7%
CONSUMER DISCRETIONARY — 0.4%
Media — 0.4%
1,275,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	581,719

INDUSTRIALS — 0.3%
Marine — 0.3%
750,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	363,750

	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $1,330,702)	945,469

COLLATERALIZED SENIOR LOANS — 2.9%
CONSUMER DISCRETIONARY — 0.5%
Auto Components — 0.5%
973,871	Allison Transmission Inc., Term Loan B, 3.303% due 8/7/14 (e)	636,842

Textiles, Apparel & Luxury Goods — 0.0%
500,000	Simmons Co., Term Loan, 8.204% due 2/15/12 (e)	30,000

	TOTAL CONSUMER DISCRETIONARY	666,842

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

ENERGY — 0.7%
Energy Equipment & Services — 0.7%
$1,097,421	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	$872,450

INDUSTRIALS — 0.1%
Trading Companies & Distributors — 0.1%
530,100	Penhall International Corp., Term Loan, 10.133% due 4/1/12 (e)	185,535

MATERIALS — 0.2%
Containers & Packaging — 0.1%
1,127,528	Berry Plastics Corp., Senior Term Loan, 11.334% due 6/15/14 (e)	169,129

Paper & Forest Products — 0.1%
224,000	Verso Paper Holdings LLC, 10.012% due 2/1/13 (e)	84,000

	TOTAL MATERIALS	253,129

UTILITIES — 1.4%
Independent Power Producers & Energy Traders — 1.4%
2,481,203	Energy Future Holdings, Term Loan, 6.579% due 10/10/14 (e)	1,735,602

	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $6,628,563)	3,713,558

SOVEREIGN BOND — 1.1%
Russia — 1.1%
1,430,800	Russian Federation, 7.500% due 3/31/30 (a) (Cost — $1,568,779)	1,337,640

Shares

COMMON STOCKS — 0.0%
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
23,465	Aurora Foods Inc. (d)(f)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (d)(f)*	0

	TOTAL COMMON STOCKS
	(Cost — $85,498)	0

CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
Diversified Financial Services — 0.6%
1,270	Bank of America Corp., 7.250%	640,715
5,700	Citigroup Inc., 6.500%	86,925

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $1,558,323)	727,640

PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
2	ION Media Networks Inc., Series B, 12.000% (d)(f)*	0

FINANCIALS — 0.1%
Consumer Finance — 0.1%
534	Preferred Blocker Inc., 7.000% (a)	133,300

Thrifts & Mortgage Finance — 0.0%
16,625	Federal National Mortgage Association (FNMA), 8.250% (h)*	18,287

	TOTAL FINANCIALS	151,587

	TOTAL PREFERRED STOCKS
	(Cost — $600,270)	151,587

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Warrants	Security	Value

WARRANTS — 0.0%
430	Cybernet Internet Services International Inc., Expires 7/1/09(a)(d)(f)*	$0
695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(f)*	0
165	Jazztel PLC, Expires 7/15/10(a)(f)*	0
435	Merrill Corp., Class B Shares, Expires 5/1/09(a)(d)(f)*	0

	TOTAL WARRANTS (Cost — $107,565)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $191,111,620)	122,205,184

Face
Amount

SHORT-TERM INVESTMENT — 1.1%
Repurchase Agreement — 1.1%
$1,352,000	Morgan Stanley tri-party repurchase agreement dated 1/30/09, 0.220% due 2/2/09; Proceeds at maturity — $1,352,025; (Fully collateralized by U.S. government agency obligation, 4.900% due 6/12/18; Market value - $1,394,396) (Cost — $1,352,000)	1,352,000

	TOTAL — INVESTMENTS — 96.9% (Cost — $192,463,620#)	123,557,184
	Other Assets in Excess of Liabilities — 3.1%	3,981,315

	TOTAL NET ASSETS — 100.0%	$127,538,499

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
GMAC — General Motors Acceptance Corp.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

			Other Significant	Significant
		Quoted Prices	Observable Inputs	Unobservable Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$123,557,184	$879,227	$121,936,207	$741,750

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Balance as of October 31, 2008	$2,616,365
Accrued Premiums/Discounts	9,662
Realized Gain (Loss)	(1,087,493)
Change in unrealized appreciation (depreciation)	992,387
Net purchases (sales)	—
Transfers in and/or out of Level 3	(1,789,171)

Balance as of January 31, 2009	$741,750

Notes to Schedule of Investments (unaudited) (continued)
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$741,468
Gross unrealized depreciation	(69,647,904)

Net unrealized depreciation	$(68,906,436)

3. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.    CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.    EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: March 25, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer
Date: March 25, 2009